SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

As of July 1, 2024, the Company had entered into an additional financing such as Committed Equity Financing Facility (the “CEFF”) with investors to purchase up to $25,000,000 of the Company’s ordinary shares par value $0.01 per share over a three-year period (the “CEFF Financing”). Pursuant to this arrangement, the Company On July 2, 2024, has received USD 1 million. The equity facility serves to minimize ongoing liquidity requirements and ensure the Company’s ability to sustain its operations. Furthermore, the Company intends to raise additional funds through private placement subject to market conditions